SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Consolidated Financial Statements for the year ended December 31, 2021, which are included in the Company’s registration statement on Form
S-1
filed with the SEC on September 16, 2022. The interim results for the nine months ended September 30, 2022 are not necessarily indicative of the results to be expected for the period ending December 31, 2022, or for any future annual or interim periods.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenue and expenses during the reporting period. The Company prepared these estimates based on the most current and best available information, but actual results could differ materially from these estimates and assumptions. Significant estimates and assumptions reflected in the financial statements include, but are not limited to, the allowance for credit losses and revenue recognition, including variable consideration for estimated reserves for returns and other allowances. Management bases its estimates on historical experience and on assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying value of assets and liabilities that are not readily apparent from other sources.

Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740, “Income Taxes” (ASC 740). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since its inception.

Concentration of Risk
Concentration of Risks
Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, restricted cash and accounts receivables. The Company maintains cash balances at financial institutions. Amounts on deposit at these institutions are secured by the Federal Deposit Insurance Corporation (“FDIC”). At various times, the Company has had bank deposits in excess of the FDIC’s insurance limit. The Company has not experienced any losses in its cash accounts to date. Management believes that the Company is not exposed to any significant credit risk with respect to its cash.
The
Company performs ongoing credit evaluations of its customers and generally does not require collateral. As of September 30, 2022, receivables from two customers amounted to $0.7 million (or 8% of accounts receivable) and $7.7 million (or 80% of accounts receivable). As of December 31, 2021, receivables from two customers amounted to $1.1 million (or 15% of accounts receivable) and $5.4 million (or 73% of accounts receivable).
Major Customers
For
the nine months ended September 30, 2022, revenue from three customers amounted to $21.3 million (or 32% of total revenue), $9.6 million (or 14% of total revenue), and $6.2 million (or 9% of total revenue). For the nine months ended September 30, 2021, revenue from three customer amounted to $14.1 million (or 25% of total revenue), $10.8 million (or 19% of total revenue), and $7.1 million (or 13% of total revenue).
Major Suppliers
For

the nine months ended September
30
,
2022
, three vendors accounted for $
8.0
 million (or
12
% of total operating expense purchases), $
6.8
 million (or
10
% of total operating expense purchases) and $
6.3
 million (or
9
% of total operating expense purchases). For the nine months ended September
30
,
2021
, three vendors accounted for $
5.5
 million (or
17
% of total operating expense purchases), $
4.0
 million (or
13
% of total operating expense purchases) and $
2.8
 million (or
9
% of total operating expense purchases).
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480 and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own shares of common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter until settlement. Changes in the estimated fair value of the warrants are recognized as a non-cash
gain or loss on the condensed statements of operations.

Recent Accounting Standards
Recent Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (ASC Topic 842), a comprehensive new lease recognition standard which will supersede previous existing lease recognition guidance. Under the standard, lessees will need to recognize a right-of
use asset and a lease liability for leases with terms greater than twelve months. The liability will be equal to the present value of lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. For income statement purposes, leases will be required to be classified as either operating or finance. Operating leases will result in straight-line expense (similar to current operating leases) while finance leases will result in a front-loaded expense pattern (similar to current capital leases). The standard is effective for fiscal periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022 and requires a modified retrospective adoption. The Company anticipates the right of use asset to be approximately $16 million and the right of use liability to be approximately $18 million to be included in the consolidated balance sheet on the date of adoption.
In June 2016, the FASB issued ASU
2016-13,
“Financial Instruments—Credit Losses” (Topic 326). The FASB issued this update to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this update replace the existing guidance of incurred loss impairment methodology with an approach that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In November 2018, the FASB issued ASU
2018-19,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” which clarifies the scope of guidance in the ASU
2016-13.
The updated guidance is effective for annual periods beginning after December 15, 2022 and interim periods within fiscal years beginning after December 15, 2023. The Company is currently evaluating the impact the adoption of this standard will have on the financial statements.
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2019-12,
Simplifying the Accounting for Income Taxes, which eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating taxes during the quarters and the recognition of deferred tax liabilities for outside basis differences. This guidance also simplifies aspects of the accounting for franchise taxes and changes in tax laws or rates, as well as clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill. ASU
2019-12
is effective for the Company beginning January 1, 2022. The Company has adopted this guidance and there was not a material impact on the financial statements.
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-06
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which improves Convertible Instruments and Contracts in an Entity’s Own Equity and is expected to improve financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument and more convertible preferred stock as a single equity instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it.
The ASU also simplifies the diluted earnings per share (EPS) calculation in certain areas. ASU
2020-06
is effective for the Company beginning January 1, 2024, with early adoption permitted as of January 1, 2021. The Company early adopted the provisions of ASU
2020-06
effective January 1, 2022. There was no impact to the Company’s financial statements as a result of adoption.
Other recently issued accounting standards are not expected to have a material effect on the Company’s financial statements.

Liquidity
Liquidity
Our primary requirements for liquidity and capital are working capital, inventory management, capital expenditures, public company costs and general corporate needs. We expect these needs to continue as we develop and grow our business.
Prior to the Business Combination, the Company’s available liquidity and operations were financed through equity contributions, line of credit, promissory notes and cash flow from operations. Subsequent to the Business Combination, the Company expects to fund operations through equity contributions and cash flow from operations.
In the third quarter of 2022, the impacts from the Company’s inventory purchases, which began in 2021, were adversely affected by supply chain challenges which have led to lower revenue and cash flow from operating activities. To address the resulting cash flow challenges, the Company has implemented a comprehensive cost reduction and performance improvement program, including reduced headcount and elimination of certain discretionary and general and administrative expenses.
As of September 30, 2022, we had cash and restricted cash of $15.8 million and $1.5 million, respectively, which consists of amounts held as bank deposits. The Company believes its existing cash and restricted cash, together with the cash we expect to generate from future operations, will be sufficient to support working capital and capital expenditure requirements for at least the next twelve months. The Company believes it has the ability to continue as a going concern. However, because we are in the growth stage of our business and operate in an emerging field of technology, we expect to continue to invest in research and development and expand our sales and marketing teams worldwide. We are likely to require additional capital to respond to technological advancements, competitive dynamics or technologies, customer demands, business opportunities, challenges, acquisitions or unforeseen circumstances and in either the short-term or long-term may determine to engage in equity or debt financings or enter into credit facilities for other reasons. If we are unable to obtain adequate financing or financing on terms satisfactory to us, when we require it, our ability to continue to grow or support our business and to respond to business challenges could be significantly limited. In particular, the widespread
COVID-19
pandemic has resulted in, and may
continue
to result in,
significant
disruption of global financial markets, reducing our ability to access capital. If we are unable to raise additional funds when or on the terms desired, our business, financial condition and results of operations could be adversely affected.

COVID-19 Pandemic
COVID-19
Pandemic
In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic. At the onset of
COVID-19,
the Company anticipated an impact to the business, its financial conditions and results of operations. The Company applied for and was granted a Paycheck Protection Plan (“PPP”) loan. In addition, the Company has taken a number of actions to mitigate the impacts of the
COVID-19
pandemic on its business. The Company witnessed a large shift in consumer spending from retail stores to online stores, and as a result, there were no significant declines in revenue for the periods presented. However, the impacts of the
COVID-19
pandemic will depend on future developments, including the duration and spread of the pandemic. These developments and the impacts of the
COVID-19
pandemic on the financial markets and overall economy are highly uncertain and cannot be predicted.

Accounts Receivable	Accounts Receivable The allowance for doubtful accounts was $425 thousand as of September 30, 2022 and $406 thousand as of December 31, 2021.
Inventory	Inventory Inventory is comprised entirely of finished goods for resale. The reserve for returns was $326 thousand as of September 30, 2022 and $532 thousand as of December 31, 2021.
Revenue Recognition
Revenue Recognition
Revenue is accounted for using Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers.
In accordance with ASC Topic 606, the Company recognizes revenue when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration it expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps:

•	Identification of a contract with a customer,

•	Identification of the performance obligations in the contract,

•	Determination of the transaction price,

•	Allocation of the transaction price to the performance obligations in the contract, and

•	Recognition of revenue when or as the performance obligations are satisfied.
A performance obligation is a promise in a contract to transfer a distinct product. Performance obligations promised in a contract are identified based on the goods that will be transferred that are both capable of being distinct and are distinct in the context of the contract, whereby the transfer of the goods is separately identifiable from other promises in the contract. Performance obligations include establishing and maintaining customer online stores, providing access to the Company’s
e-commerce
platform, customer service support, photography services, warehousing, and fulfillment. Most of the contracts of the Company with customers contain multiple promises, which may result in multiple performance obligations, while others are combined into one performance obligation. For contracts with customers, the Company accounts for individual promises separately if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Company determines the standalone selling prices based on its overall pricing objectives, taking into consideration market conditions and other factors.
The Company has concluded the sale of goods and related shipping and handling on behalf of our customers are accounted for as a single performance obligation, while the expenses incurred for actual shipping charges are included in cost of sales.
The Company’s revenue is mainly commission fees derived from contractually committed gross revenue processed by customers on the Company’s
e-commerce
platform. The Company is acting as an agent in these arrangements and customers do not have the contractual right to take possession of the Company’s software. Revenue is recognized in an amount that reflects the consideration that the Company expects to ultimately receive in exchange for those promised goods, net of expected discounts for sales promotions and customary allowances.
CaaS Revenue is recognized on a net basis from maintaining
e-commerce
platforms and online orders, as the Company is engaged primarily in an agency relationship with its customers and earns defined amounts based on the individual contractual terms for the customer and the Company does not take possession of the customers’ inventory or any credit risks relating to the products sold.
Variable consideration is included in revenue for potential product returns. The Company uses an estimate to constrain revenue for the expected variable consideration at each period end. The Company reviews and updates its estimates and related accruals of variable consideration each period based on the terms of the agreements, historical experience, and expected levels of returns. Any uncertainties in the ultimate resolution of variable consideration due to factors outside of the Company’s influence are typically resolved within a short timeframe therefore not requiring any additional constraint on the variable consideration. The estimated reserve for returns is included on the balance sheet in accrued expenses with changes to the reserve in revenue on the accompanying statement of operations. The reserve for returns as of September 30, 2022 w as $0.7 million and as of December 31, 2021 was $1.8 million.
In most cases the Company acts as the merchant of record, resulting in a due to client liability (discussed below). However, in some instances, the Company may perform services without being the merchant of record in which case there is a receivable from the customer.
Payment terms and conditions are generally consistent for customers, including credit terms to customers ranging from seven days to 60 days, and the Company’s contracts do not include any significant financing component. The Company performs credit evaluations of customers and evaluates the need for allowances for potential credit losses based on historical experience, as well as current and expected general economic conditions.
Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from net revenue in the condensed consolidated statements of operations.

Commerce as a Service
Commerce as a Service
As noted above, the Company’s main revenue stream is CaaS revenue in which it receives commission fees derived from contractually committed gross revenue processed by customers on the Company’s
e-commerce
platform. Consideration for online sales is collected directly from the end customer by the Company and amounts not owed to the Company are remitted to the customer. Revenue is recognized on a net basis from maintaining
e-commerce
platforms and online orders, as the Company is engaged in an agency relationship with its customers and earns defined amounts based on the individual contractual terms for the customer and the Company does not take possession of the customers’ inventory or any credit risks relating to the products sold.

Product sales
Product sales
Under two licensee agreements, the Company is the owner of inventory and reseller of record. As a result, the Company is the principal in sales to end customers and records these revenues on a gross basis at a point in time.

Fulfillment services
Fulfillment services
Revenue for
business-to-business
(“B2B”) fulfillment services is recognized on a gross basis either at a point in time or over a point in time. For example, inbound and outbound services are recognized when the service is complete, while monthly storage services are recognized over the service period.

Marketing services
Marketing services
Revenue for marketing services is recognized on a gross basis as marketing services are complete. Performance obligations include providing marketing and program management such as procurement and implementation.

Shipping services	Shipping services Revenue for shipping services is recognized on a gross basis as shipments are completed and products are shipped to end customers.
Set up and implementation services
Set up and implementation services
The Company provides set up and implementation services for new clients. The revenue is recognized on a gross basis at the completion of the service, with the unearned amounts received for incomplete services recorded as deferred revenue, if any.

Other services
Other services
Revenue for other services such as photography, business to customer (“B2C”) fulfillment, customer service, development and web design are reimbursable costs and recognized on the gross basis, and are services rendered as part of the performance obligations to clients for which an online platform and online orders are managed. All reimbursable costs are the responsibility of the
Company
as the Company uses such services to fulfill its performance obligations.

Cost Of Services
Cost of services
Cost of services reflects costs directly related to providing services under the master service agreements with customers, which primarily includes service provider costs directly related to processing revenue transactions, marketing expenses and shipping and handling expenses which correspond to marketing and shipping revenues, as well as credit card merchant fees. Cost of services is exclusive of depreciation and amortization and general salaries and related expenses.

Cost of product revenue
Cost of product revenue
Cost of product revenue reflects costs directly related to selling inventory acquired from select clients, which primarily includes product cost, warehousing costs, fulfillment costs, credit card merchant fees and third-party royalty costs. Cost of product revenue is exclusive of depreciation and amortization and general salaries and related expenses.

Nogin Inc [Member]
Basis of Presentation
Basis of Presentation and Principals of Consolidation
The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of Nogin, Inc. (“Nogin” or “Company”) consolidated with the accounts of all its subsidiaries and affiliates in which Nogin holds controlling financial interests as of the financial statement date.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenue and expenses during the reporting period.
The Company prepared these estimates based on the most current and best available information, but actual results could differ materially from these estimates and assumptions. Significant estimates and assumptions reflected in the financial statements include, but are not limited to, the allowance for credit losses and revenue recognition, including variable consideration for estimated reserves for returns and other allowances. Management bases its estimates on historical experience and on assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for marking judgements about the carrying value of assets and liabilities that are not readily apparent from other sources.

Income Taxes
Income Taxes
The Company is subject to federal and state corporate income taxes on its taxable income. The Company accounts for income taxes using the asset and liability method on a legal entity and jurisdictional basis, under which the Company recognizes the amount of taxes payable or refundable for the current year and deferred tax assets and liabilities for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. The Company’s calculation relies on several factors, including pre-tax
earnings, differences between tax laws and accounting rules, statutory tax rates, tax credits, uncertain tax positions, and valuation allowances. The Company uses judgment and estimates in evaluating its tax positions. Valuation allowances are established when, in the Company’s judgment, it is more likely than not that the Company’s deferred tax assets will not be realized based on all available evidence. Deferred income taxes are provided on a liability method whereby deferred income tax assets are recognized for deductible temporary differences and tax credit carryforwards and deferred income tax liabilities are recognized for taxable temporary differences. Deferred income tax assets, when applicable, are reduced by a valuation allowance when, in the opinion of management, it is probable that some portion or all of the deferred tax assets will not be realized.

Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.
The major component comprising deferred income tax assets and liabilities is net operating loss.
The guidance requires that the Company determine whether the benefits of tax positions are “more likely than not” of being sustained upon audit based on the technical merits of the tax position. For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is more likely than not of being sustained in the financial statements. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit in the financial statements. Additionally, the interpretation provides guidance on derecognition, classification, interest and penalties, disclosures, and transition. As of December 31, 2021, 2020 and 2019, the Company had no accruals for potential losses related to uncertain tax positions. The Company is subject to routine audits by taxing jurisdictions. The Company’s tax returns are subject to examination by U.S. Federal, state and foreign taxing jurisdictions. The Company regularly assess the potential outcomes of these examinations and any future examinations for the current or prior years. The Company recognizes tax benefits from uncertain tax positions only if (based on the technical merits of the position) it is more likely than not that the tax positions will be sustained on examination by the tax authority. The Company adjusts these tax liabilities, including related interest and penalties, based on the current facts and circumstances. The Company reports tax-related
interest and penalties as a component of income tax expense. The Company’s Decembe
r 31,
2018
and
2017
tax returns are currently under audit by the IRS. The Company does not believe any significant impacts will result from the audit.

Concentration of Risk
Concentration of Risks
Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and equity method investments. The Company maintains cash balances at financial institutions. Amounts on deposit at these institutions are secured by the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. At various times, the Company has had bank deposits in excess of the FDIC’s insurance limit. The Company has not experienced any losses in its cash accounts to date. Management believes that the Company is not exposed to any significant credit risk with respect to its cash.
The Com
pany performs ongoing credit evaluations of its customers and generally does not require collateral. As of December 31, 2021, receivables from two customers amounted to $1.1 million or 15% and $5.4 million or 73% of accounts receivable. As of December 31, 2020, receivables from two customers amounted to $1.4 million or 45% and $1 million or 30% of accounts receivable.
Major Customers
Fo
r the year ended December 31, 2021 revenue from three customers amounted to $9.9 million or 10%, $22.2 million or 22%, and $30.4 million or 30% of total revenue. For the year ended December 31, 2020 revenue from three customer amounted to $6.0 million or 13%, $6.5 million or 14%, and $6.3 million or 14% of total revenue.
Major Suppliers
Fo
r the year ended December 31, 2021, two vendors accounted for $9.5 million or 17% and $6.4 million or 12% of total purchases. For the year ended December 31, 2020, two vendors accounted for $4.5 million or 16% and $4.2 million or 15% of total purchases.

Recent Accounting Standards
Recent Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (ASC Topic 842), a comprehensive new lease recognition standard which will supersede previous existing lease recognition guidance. Under the standard, lessees will need to recognize a right-of
use asset and a lease liability for leases with terms greater than twelve months. The liability will be equal to the present value of lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. For income statement purposes, leases will be required to be classified as either operating or finance. Operating leases will result in straight-line expense (similar to current operating leases) while finance leases will result in a front-loaded expense pattern (similar to current capital leases). The standard is effective for fiscal periods beginning after December 15, 2021 and requires a modified retrospective adoption. The Company is currently evaluating the impact the adoption of this standard will have on the financial statements.
In June 2016, the FASB issued ASU
2016-13,
“Financial Instruments—Credit Losses” (Topic 326). The FASB issued this update to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this update replace the existing guidance of incurred loss impairment methodology with an approach that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In November 2018, the FASB issued ASU
2018-19,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” which clarifies the scope of guidance in the ASU
2016-13.
The updated guidance is effective for annual periods beginning after December 15, 2022 and interim periods within fiscal years beginning after December 15, 2023. The Company is currently evaluating the impact the adoption of this standard will have on the financial statements.
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2019-12,
Simplifying the Accounting for Income Taxes, which eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating taxes during the quarters and the recognition of deferred tax liabilities for outside basis differences. This guidance also simplifies aspects of the accounting for franchise taxes and changes in tax laws or rates, as well as clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill. ASU
2019-12
is effective for the Company beginning January 1, 2022. The Company has adopted this guidance and there was not a material impact on the financial statements.
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-06
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which improves Convertible Instruments and Contracts in an Entity’s Own Equity and is expected to improve financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument and more convertible preferred stock as a single equity instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it.
The ASU also simplifies the diluted earnings per share (EPS) calculation in certain areas. ASU
2020-06
is effective for the Company beginning January 1, 2024, with early adoption permitted as of January 1, 2021. The Company is currently evaluating the impact that ASU
2020-06
may have on our financial statements.
Other recently issued accounting standards are not expected to have a material effect on the Company’s financial statements.

Liquidity
Liquidity
The Company’s financial statements have been prepared by management on the basis that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As a result, these financial statements do not include any adjustments that might result from the outcome of going concern uncertainty. The Company has $
4.7
 million available under its line of credit which matures on
June 30, 2023
.
Historically, the Company has financed its operations through issuances of equity securities, revenues from services, and borrowings under its credit agreements. The Company’s principal liquidity requirements are to meet working capital needs, make debt service payments, and fund capital expenditures. The Company’s management believes even with the impacts of the global novel coronavirus
(“COVID-19”)
pandemic, it has the ability to continue as a going concern as, in management’s opinion, the Company has achieved a level of sales and gross margin adequate to support the Company’s cost structure.

COVID-19 Pandemic
COVID-19
Pandemic
In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic. At the onset of
COVID-19,
the Company anticipated an impact to the business, its financial conditions and results of operations. The Company applied for and was granted a Paycheck Protection Plan (“PPP”) loan. In addition, the Company has taken a number of actions to mitigate the impacts of the
COVID-19
pandemic on its business. The Company witnessed a large shift in consumer spending from retail stores to online stores, and as a result, there were no significant declines in the periods presented. However, the impacts of the
COVID-19
pandemic will depend on future developments, including the duration and spread of the pandemic. These developments and the impacts of the
COVID-19
pandemic on the financial markets and overall economy are highly uncertain and cannot be predicted.

Accounts Receivable
Accounts Receivable, Net
Accounts receivable are recorded at the invoiced amount, do not bear interest, and primarily represent receivables from consumers and credit card receivables from merchant processors, after performance obligations have been fulfilled.
The Company maintains an allowance for credit losses, as deemed necessary, for estimated losses inherent in its accounts receivable portfolio. In estimating this reserve, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any customers with off-balance-sheet
credit exposure. The Company writes off accounts receivable balances once the receivables are no longer deemed collectible.
The reserve for credit losses as of December 31, 2021 and 2020, consisted of the following (in thousands):

	As of December 31,
	2021	2020
Balance at beginning of period	$428	$379
Additions to allowance for credit losses	433	437
Cash receipts	—	—
Write-offs	(455)	(388)

Balance at end of period	$406	$428

Inventory
Inventory
Inventory is stated at the lower of cost or net realizable value and consists entirely of finished goods purchased for resale. Cost is determined using the first-in,
first-out
(“FIFO”) method or weighted average cost depending on product brand. Adjustments are made, if necessary, to reduce excess or obsolete inventory to their net realizable value. These estimates are based on management’s judgment about future demand and market conditions. Once established, these adjustments are considered permanent and are not revised until the related inventory is sold or disposed.
T
he Company maintains a reserve for returns, which is included within inventory on the consolidated balance sheets with changes to the reserve in cost of product revenue on the accompanying statement of operations. Included within inventory on the consolidated balance sheet are assets totaling $532 thousand as of December 31, 2021 for the rights to recover products from customers associated with our liabilities for return allowances.

Revenue Recognition
Revenue Recognition
Revenue is accounted for using Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers.
In accordance with ASC Topic 606, the Company recognizes revenue when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration it expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps:

•	Identification of a contract with a customer,

•	Identification of the performance obligations in the contract,

•	Determination of the transaction price,

•	Allocation of the transaction price to the performance obligations in the contract, and

•	Recognition of revenue when or as the performance obligations are satisfied.
A performance obligation is a promise in a contract to transfer a distinct product. Performance obligations promised in a contract are identified based on the goods that will be transferred that are both capable of being distinct and are distinct in the context of the contract, whereby the transfer of the goods is separately identifiable from other promises in the contract. Performance obligations include establishing and maintaining customer online stores, providing access to the Company’s
e-commerce
platform, customer service support, photography services, warehousing, and fulfillment. Most of the contracts of the Company with customers contain multiple promises, which may result in multiple performance obligations, while others are combined into one performance obligation. For contracts with customers, the Company accounts for individual performance obligations separately if they are distinct. The transaction price is allocated to the separate promises on a relative standalone selling price basis. The Company determines the standalone selling prices based on its overall pricing objectives, taking into consideration market conditions and other factors.
The Company has concluded the sale of goods and related shipping and handling on behalf of our customers are accounted for as a single performance obligation, while the expenses incurred for actual shipping charges are included in cost of sales.
The Company’s revenue is mainly commission fees derived from contractually committed gross revenue processed by customers on the Company’s
e-commerce
platform. The Company is acting as an agent in these arrangements and customers do not have the contractual right to take possession of the Company’s software. Revenue is recognized in an amount that reflects the consideration that the Company expects to ultimately receive in exchange for those promised goods, net of expected discounts for sales promotions and customary allowances.
CaaS Revenue is recognized on a net basis from maintaining
e-commerce
platforms and online orders, as the Company is engaged primarily in an agency relationship with its customers and earns defined amounts based on the individual contractual terms for the customer and the Company does not take possession of the customers’ inventory or any credit risks relating to the products sold.
Variable consideration is included in revenue for potential product returns. The Company uses an estimate to constrain revenue for the expected variable consideration at each period end. The Company reviews and updates its estimates and related accruals of variable consideration each period based on the terms of the agreements, historical experience, and expected levels of returns. Any uncertainties in the ultimate resolution of variable consideration due to factors outside of the Company’s influence are typically resolved within a short timeframe therefore not requiring any additional constraint on the variable consideration. The estimated reserve for returns is included on the balance sheet in accrued expenses with changes to the reserve in revenue on the accompanying statement of operations.

The reserve for returns as of December 31, 2021 and 2020, consisted of the following (in thousands):

	As of December 31,
	2021	2020
Balance at beginning of period	$598	$350
Additions to the reserve	1,559	598
Deductions from the reserve	(318)	(350)

Balance at end of period	$1,839	$598

In most cases the Company acts as the merchant of record, resulting in a due to client liability (discussed below). However, in some instances, the Company may perform services without being the merchant of record in which case there is a receivable from the customer.
Payme
nt terms and conditions are generally consistent for customers, including credit terms to customers ranging from seven days to 60 days
, and the Company’s contracts do not include any significant financing component. The Company performs credit evaluations of customers and evaluates the need for allowances for potential credit losses based on historical experience, as well as current and expected general economic conditions.
Sales taxes collected from customers and remitted to gove
rn
mental authorities are account
ed f
or on a net basis and, therefore, are excluded from net revenue in the consolidated statements of operations.

Commerce as a Service
Commerce as a Service
As noted above, the Company’s main revenue stream is “Commerce as a Service” revenue in which it receives commission fees derived from contractually committed gross revenue processed by customers on the Company’s
e-commerce
platform. Consideration for online sales is collected directly from the end customer by the Company and amounts not owed to the Company are remitted to the customer. Revenue is recognized on a net basis from maintaining
e-commerce
platforms and online orders, as the Company is engaged in an agency relationship with its customers and earns defined amounts based on the individual contractual terms for the customer and the Company does not take possession of the customers’ inventory or any credit risks relating to the products sold.

Product sales
Product sales
Under one of the Company’s Master Services Agreements, the Company is the owner of inventory and reseller of record. As a result, the Company is the principal in sales to end customers and records these revenues on a gross basis at a point in time.

Fulfillment services
Fulfillment services
Revenue for
business-to-business
(“B2B”) fulfillment services is recognized on a gross basis either at a point in time or over a point in time. For example, inbound and outbound services are recognized when the service is complete, while monthly storage services are recognized over the service period.

Marketing services
Marketing services
Revenue for marketing services is recognized on a gross basis as marketing services are complete. Performance obligations include providing marketing and program management such as procurement and implementation.

Shipping services		Shipping services Revenue for shipping services is recognized on a gross basis as shipments are completed and products are shipped to end customers.
Set up and implementation services
Set up and implementation services
The Company provides set up and implementation services for new clients. The revenue is recognized on a gross basis at the completion of the service, with the unearned amounts received for incomplete services recorded as deferred revenue, if any.

Other services
Other services
Revenue for other services such as photography, business to customer (“B2C”) fulfillment, customer service, development and web design are reimbursable costs and recognized on the gross basis, and are services rendered as part of the performance obligations to clients for which an online platform and online orders are managed. All reimbursable costs are the responsibility of the Company as the Company uses such services to fulfill its performance obligations.

Cost Of Services
Cost of services
Cost of services reflects costs directly related to providing services under the master service agreements with customers, which primarily includes service provider costs directly related to processing revenue transactions, marketing expenses and shipping and handling expenses which correspond to marketing and shipping revenues, as well as credit card merchant fees. Cost of services is exclusive of depreciation and amortization and general salaries and related expenses.

Cost of product revenue
Cost of product revenue
Cost of product revenue reflects costs directly related to selling inventory acquired from select clients, which primarily includes product cost, warehousing costs, fulfillment costs, credit card merchant fees and third-party royalty costs. Cost of product revenue is exclusive of depreciation and amortization and general salaries and related expenses.

Fair Value Measurement
Fair Value Measurement
The Company applies the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820,
Fair Value Measurements and Disclosures
(“ASC 820”), which provides a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands on required disclosures about fair value measurement.
The Company applies the provisions of ASC 820 to all financial assets and liabilities and non-financial
assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.
The Company defines fair value is an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.
Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•
Level 2 -
Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 - Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
In determining fair value, the Company utilized valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counter party credit risk and nonperformance risk in its assessment of fair value.
The carrying value of the Company’s short-term financial instruments, such as cash and cash equivalents, restricted cash, accounts receivable, notes payable, and accounts payable, approximate the fair value due to the immediate or short-term maturity of these instruments. The carrying value of the Company’s long-term debt approximates fair value as the interest rate on the Company’s secured credit facility and certain other debt has a variable component, which is reflective of the market.

Reclassifications
Reclassifications
Ce
rtain reclassifications have been made to the prior year’s consolidated balance sheets to conform to the December 31, 2021 presentation. The Company reclassified inventory of $137 thousand from prepaid expenses and other current assets to inventory as of December 31, 2020.

Cash		Cash Cash consists of cash on hand and cash in bank deposits.
Restricted Cash
Restricted Cash
Restricted cash represents cash held as collateral for the Company’s purchases of certain inventory under one of the Company’s master services agreements. The collateral provides the Company with increased credit in order to purchase certain inventory. The funds can be released and available for use by the Company when it is determined the Company no longer needs the additional credit, and can subsequently request for the funds to be released.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets ranging from three to seven years. Maintenance and repairs are charged to expense as incurred. Renewals and improvements of a major nature that extend the life of the asset are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation or amortization are removed from the accounts and any resulting gains or losses are reflected in the accompanying statement of operations.

Estimated Useful Life (Years)
Furniture and fixtures	5
Computer equipment and software	3 to 7
Leasehold Improvement	Lesser of economic useful life (typically 10 years) or original lease term

The Company evaluates the carrying value of property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. An asset is considered to be impaired when the forecasted undiscounted cash flows of an asset group are estimated to be less than its carrying value. The amount of impairment recognized is the difference between the carrying value of the asset group and its fair value. Fair value estimates are based on assumptions concerning the amount and timing of forecasted future cash flows. Indicators of impairment could include, among other factors, significant changes in the business environment, the planned closure of a facility, or deteriorations in operating cash flows. Considerable management judgment is necessary to evaluate the impact of operating changes and to estimate future cash flows.

Capitalized Software
Capitalized Software
Th
e costs related to establishing the technological feasibility of software are expensed as incurred as a part of research and development in general and administrative expenses. Costs that are incurred after technological feasibility is established are capitalized and amortized to general and administrative expenses over the estimated economic life of one to five years.
The technological feasibility of software is established when the fundamental framework of the platform is created. Consideration to capitalize software development costs before this point is limited to the development costs of the software for which technological feasibility can be proven at an earlier stage.
At each balance sheet date, the Company performs reviews to ensure that unamortized capitalized software costs remain recoverable from estimated future profits of the related software products.

Long-lived Assets
Long-lived Assets
The Company reviews long-lived assets with finite lives for impairment upon the occurrence of certain events or circumstances that indicate the related amounts may be impaired. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. The Company reviews long-lived assets to be held-and-used
for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An asset is considered to be impaired if the sum of the undiscounted expected future cash flows over the remaining useful life of a long-lived asset group is less than its carrying amount. An impairment loss is measured as the amount by which the carrying amount of the asset group exceeds the fair value of the asset. The Company estimates fair value using the expected future cash flows discounted at a rate comparable with the risks associated with the recovery of the asset. The Company amortizes intangible assets on a straight-line basis or on a basis consistent with the pattern in which the economic benefits are realized. Based on its analysis, the Company determined that as of December 31, 2021, 2020 and 2019, there was no impairment of long-lived assets. There can be no assurance, however, that market conditions will not change or demand for the Company’s services will continue which could result in impairment related to the Company’s long-lived assets.

Investment in Unconsolidated Affiliates
Investment in Unconsolidated Affiliates
Investmen
ts for which the Company can exercise significant influence but does not have control are accounted for under the equity method unless the Company elects the fair value option of accounting. The Company’s current investment in unconsolidated affiliates as of December 31, 2021 relates to the joint ventures, ModCloth Partners LLC (“ModCloth”) and IPCO Holdings, LLC (“IPCO”), both of which the Company owns 50% and has elected the fair value option of accounting. Changes in the fair value of the joint ventures, which are inclusive of equity in income, are recorded as changes in fair value of unconsolidated affiliates in the consolidated statements of operations during the periods such changes occur.
The joint ventures were determined to be variable interest entities as the equity investment at risk is not sufficient to permit the joint ventures to finance its activities without additional subordinated financial support.
The
Company has determined that it is not the primary beneficiary as the Company does not have the ability to direct the most significant activities of the joint ventures. The Company’s maximum exposure to loss as a result of its investments in the joint ventures is equal to its carrying value of the investment, assuming no future capital funding requirements. The Company has recorded its 50% equity interest in the joint ventures as investments in unconsolidated affiliates under the fair value option of accounting due to its significant influence.

Due to Clients
Due to Clients
Due to clients consists of amounts payable to clients pertaining to the client’s last month pro rata share of revenue earned and collected by the Company, less any returns and any expenses incurred by the Company on behalf of the clients. In most cases, the Company acts as the merchant and seller of record and thus directly collects the funds from sales on the online store. As such, at the end of each month, there is an amount owed to the Company’s clients net of the Company’s fees, and expenses incurred on the client’s behalf.

Deferred Rent
Deferred Rent
Ren
t expense is recorded on a straight-line basis over the lease term. The difference between cash payments for rent and the expense recorded is reported as deferred rent on the balance sheet. The balance as of December 31, 2021 and 2020 was $1.6 million and $0.3 million, respectively, and is included within accrued expenses and other liabilities.

Stock Option Plan
Stock Option Plan
Under the Company’s 2013 Stock Incentive Plan, the Company may grant nonqualified stock options, restricted stock, and stock appreciation rights to employees, members of the board and service providers. The Company accounts for its employee stock-based compensation awards in accordance with Accounting Standards Codification (ASC) Topic 718, Compensation - Stock Compensation. For stock-based awards, the Company measures compensation cost at fair value on the date of grant and recognizes compensation expense on a straight-line basis over the requisite service period during which the awards are expected to vest. Awards with a graded vesting schedule are amortized over the requisite service period for the entire award. The Company estimates grant-date fair value of its stock options using the Black-Scholes option pricing model.

Preferred Stock
Preferred Stock
The Company’s preferred stock is comprised of Series A convertible redeemable preferred stock and Series B convertible redeemable preferred stock. The preferred stock is classified as mezzanine equity on the balance sheets because they are redeemable at the option of the Series A and Series B preferred stockholders. The preferred stock is recorded at fair value on the date of issuance and has been adjusted to the greater of their carrying value or redemption value as of December 31, 2021 and 2020.